Bank loans: (Tables)	12 Months Ended
Dec. 31, 2023
Bank loans:
Schedule of bank loans

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2022*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,650,000	Ps.	(650,000)	Ps.	(5,999)	Ps.	1,326,362	Ps.	667,639	Ps.	2,098,793
BBVA Bancomer, S. A.				2,000,000		—		(1,866)		160,455		1,837,679		2,061,906
Total México			Ps.	4,650,000	Ps.	(650,000)	Ps.	(7,865)	Ps.	1,486,817	Ps.	2,505,318	Ps.	4,160,699
Bancolombia, S. A.	COP	57,238,256	Ps.	602,121	Ps.	(289,119)	Ps.	8,922	Ps.	2,035	Ps.	319,889	Ps.	230,399
Corpbanca Colombia, S. A.		38,922,014		409,717		(196,601)		6,858		1,383		218,591		156,671
Banco Davivienda, S. A.		34,342,946		361,391		(173,471)		5,697		1,220		192,397		138,239
Banco de Bogotá, S. A.		14,118,353		148,402		(71,314)		1,864		501		78,451		56,830
Banco de Occidente, S. A.		14,118,362		148,400		(71,314)		1,859		501		78,444		56,830
Banco Popular, S. A.		3,052,194		31,909		(15,417)		(97)		108		16,287		12,286
Banco AV Villas, S. A.		3,052,707		32,135		(15,420)		539		108		17,146		12,288
Servicios Financieros, S. A.		3,052,707		31,911		(15,420)		(102)		108		16,281		12,288
Total Airplan	COP	167,897,539	Ps.	1,765,986	Ps.	(848,076)	Ps.	25,540	Ps.	5,964	Ps.	937,486	Ps.	675,831
			Ps.	6,415,986	Ps.	(1,498,076)	Ps.	17,675	Ps.	1,492,781	Ps.	3,442,804	Ps.	4,836,530

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2023*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,000,000	Ps.	(1,325,000)	Ps.	(2,457)	Ps.	672,543	Ps.	—	Ps.	697,731
BBVA Bancomer, S. A.				2,000,000		(150,000)		431		210,610		1,639,821		1,962,138
Total México			Ps.	4,000,000	Ps.	(1,475,000)	Ps.	(2,026)	Ps.	883,153	Ps.	1,639,821	Ps.	2,659,869

Bancolombia, S. A.	COP	57,238,256	Ps.	322,882	Ps.	—	Ps.	2,196	Ps.	2,196	Ps.	322,881	Ps.	253,069
Corpbanca Colombia, S. A.		38,922,014		219,560		—		1,492		1,492		219,558		172,087
Banco Davivienda, S. A.		34,342,946		193,729		—		1,317		1,317		193,728		151,841
Banco de Bogotá, S. A.		17,170,178		96,857		—		658		658		96,858		75,917
Banco de Occidente, S. A.		14,118,362		79,642		—		541		541		79,643		62,422
Banco Popular, S. A.		—		—		—		—		—		—		—
Banco AV Villas, S. A.		3,052,707		17,221		—		116		117		17,222		13,497
Servicios Financieros, S. A.		3,052,707		17,221		—		117		117		17,221		13,497
Total Airplan	COP	167,897,170	Ps.	947,112	Ps.	—	Ps.	6,437	Ps.	6,438	Ps.	947,111	Ps.	742,330
			Ps.	4,947,112	Ps.	(1,475,000)	Ps.	4,411	Ps.	889,591	Ps.	2,586,932	Ps.	3,402,199

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Corpbanca Colombia, S. A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914